Intangible assets	6 Months Ended
Jun. 30, 2018
Intangible assets
Intangible assets

8.    Intangible assets

a)   Goodwill

The detail of Intangible Assets - Goodwill at June 30, 2018 and December 31, 2017, based on the cash-generating units giving rise thereto, is as follows:

	Millions of euros
	06-30-2018	12-31-2017

Santander UK plc	8,387	8,375
Banco Santander (Brazil), S.A.	4,416	4,988
Bank Zachodni WBK S.A.	2,362	2,473
Santander Consumer USA Holdings Inc.	2,065	2,007
Santander Bank, National Association	1,761	1,712
Santander Consumer Germany	1,217	1,217
Santander Asset Management	1,173	1,173
Banco Santander Totta, S.A.	1,040	1,040
Banco Santander (Chile)	657	676
Santander Consumer Bank (Nordics)	500	518
Grupo Financiero Santander (México)	427	413
Other entities (*)	1,030	1,177
	25,035	25,769

(*)  As of June 30, 2018 and December 31, 2017 includes EUR 248 million of Banco Popular Español, S.A.

In the first half of 2018, goodwill decreased by EUR 603 million due to exchange differences, which pursuant to current regulations, were recognized with a debit to Other comprehensive income - items that may be reclassified to profit or loss - Exchange differences in equity through the condensed consolidated statement of recognized income and expense, and EUR 131 million due to Banco Popular’s subsidiaries sale (Note 11).

Note 17 to the consolidated annual accounts for the year ended December 31, 2017 includes detailed information on the procedures followed by the Group to analyze the potential impairment of the goodwill recognized with respect to its recoverable amount and to recognize the related impairment losses, where appropriate.

Accordingly, based on the analysis performed of the available information on the performance of the various cash-generating units which might evidence the existence of indications of impairment, the Group’s directors concluded that in the first half of 2018 there were no impairment losses which required recognition.

b)   Other intangible assets

During the first six months of 2018, impairment losses amounting EUR 64 million were recorded under “Impairment of other non-financial assets, net” in the consolidated income statement.